Business Segmental Data - Schedule of Segment by Geographical Areas (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of geographical areas [line items]
Revenue		$ 261,253	$ 252,994	$ 274,428
Non-current assets		1,070,757	980,888
India | Groups Operation
Disclosure of geographical areas [line items]
Revenue		98,073	121,966	159,855
Non-current assets	[1]	354,843	386,921
India | Customer Location
Disclosure of geographical areas [line items]
Revenue		109,986	129,251	158,843
Europe | Groups Operation
Disclosure of geographical areas [line items]
Revenue		27,028	25,686	34,209
Non-current assets	[1]	18,678	24,620
Europe | Customer Location
Disclosure of geographical areas [line items]
Revenue		7,739	7,695	24,367
North America | Groups Operation
Disclosure of geographical areas [line items]
Revenue		1,244	2,549	14,622
Non-current assets	[1]	7	13
North America | Customer Location
Disclosure of geographical areas [line items]
Revenue		5,147	10,132	19,865
Rest of the World | Groups Operation
Disclosure of geographical areas [line items]
Revenue		134,908	102,793	65,742
Non-current assets	[1]	659,208	527,115
Rest of the World | Customer Location
Disclosure of geographical areas [line items]
Revenue		$ 138,381	$ 105,916	$ 71,353

[1]	Non-current assets include property and equipment, intangible assets (tradename, content and others) goodwill and restricted deposit.